SHARE-BASED COMPENSATION PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SHARE-BASED COMPENSATION
Schedule of equity award activity
The following table summarizes equity award activity from the date of the IPO through September 30, 2012:

	Restricted Class A Common Stock	Restricted Stock Units
Conversion of Phantom Units in connection with the IPO:
Time Awards	3,073,118	—
Performance Awards	3,560,223	—
Conversion of Restricted Class A common stock and units to Class A common stock upon vesting	(596,797)	(123)
Issuance of Restricted Stock Units to directors and employees	—	348,851
Forfeitures	(389,482)	(37,958)
Total	5,647,062	310,770

	Year Ended December 31, 2011		Year Ended December 31, 2010		Six Months Ended December 31, 2009
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Non-vested, beginning of period	7,669,121	$3.74	4,170,566	$3.71	—	$—
Granted	1,156,479	3.68	3,997,052	3.78	4,170,566	3.71
Vested	—	—	—	—	—	—
Forfeited	94,324	3.74	498,497	3.66	—	—

Non-vested, end of period	8,731,276	$3.97	7,669,121	$3.74	4,170,566	$3.71